UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06674

Exact name of registrant as specified in charter:	Aberdeen Greater China Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1.	Schedule of Investments

The schedule of investments as of the close of the reporting period ended September 30, 2016 is filed herewith.

Portfolio of Investments (unaudited)

As of September 30, 2016

Shares	Description	Industry	Value (US$)
LONG-TERM INVESTMENTS - 95.8%
COMMON STOCKS - 95.8%
CHINA - 28.0%
1,130,000	China Conch Venture Holdings Ltd.(a)	Machinery - 2.3%	$2,211,445
264,920	China International Travel Service Corp. Ltd., A Shares(a)	Hotels, Restaurants & Leisure - 1.9%	1,795,485
727,000	China Merchants Bank Co. Ltd., A Shares(a)(b)	Banks - 2.0%	1,967,302
80,000	China Merchants Bank Co. Ltd., H Shares(a)	Banks - 0.2%	203,443
309,000	China Mobile Ltd.(a)	Wireless Telecommunication Services - 3.9%	3,795,868
1,423,000	CNOOC Ltd.(a)	Oil, Gas & Consumable Fuels - 1.9%	1,795,133
1,410,000	CSPC Pharmaceutical Group Ltd.(a)	Pharmaceuticals - 1.5%	1,415,621
868,400	Fuyao Glass Industry Group Co. Ltd., H Shares(a)	Auto Components - 2.5%	2,388,352
510,750	Hangzhou Hikvision Digital Technology Co. Ltd., A Shares(a)(b)	Electronic Equipment Instruments & Components - 1.9%	1,881,648
3,192,000	PetroChina Co. Ltd., H Shares(a)	Oil, Gas & Consumable Fuels - 2.2%	2,115,843
432,923	Shanghai International Airport Co. Ltd., A Shares(a)(b)	Transportation Infrastructure - 1.8%	1,754,697
1,265,000	Tong Ren Tang Technologies Co. Ltd., H Shares(a)	Pharmaceuticals - 2.5%	2,468,637
1,330,000	Yanlord Land Group Ltd.(a)	Real Estate Management & Development - 1.4%	1,368,022
2,050,000	Yingde Gases Group Co. Ltd.(a)	Chemicals - 0.8%	815,262
12,500	Yum! Brands, Inc.	Hotels, Restaurants & Leisure - 1.2%	1,135,125

			27,111,883

HONG KONG - 56.0%
1,172,000	AIA Group Ltd.(a)	Insurance - 8.1%	7,881,397
733,000	Asia Satellite Telecommunications Holdings Ltd.(c)	Diversified Telecommunication Services - 1.0%	1,011,178
180,000	ASM Pacific Technology Ltd.(a)	Semiconductors & Semiconductor Equipment - 1.5%	1,489,926
1,990,000	Convenience Retail Asia Ltd.(a)	Food & Staples Retailing - 1.1%	1,040,298
206,900	Dairy Farm International Holdings Ltd.(a)	Food & Staples Retailing - 1.5%	1,470,706
3,214,000	Giordano International Ltd.(a)	Specialty Retail - 1.7%	1,660,828
8,898,000	Global Brands Group Holding Ltd.(a)(c)	Textiles, Apparel & Luxury Goods - 0.9%	912,100
1,220,000	Hang Lung Properties Ltd.(a)	Real Estate Management & Development - 2.9%	2,767,372
428,000	HKBN Ltd.(a)	Diversified Telecommunication Services - 0.5%	483,296
669,130	Hong Kong & China Gas Co. Ltd.(a)	Gas Utilities - 1.3%	1,270,542
120,800	Hong Kong Aircraft Engineering Co. Ltd.(a)	Transportation Infrastructure - 0.9%	873,241
68,040	Hong Kong Exchanges and Clearing Ltd.(a)	Capital Markets - 1.9%	1,800,701
1,270,742	Hongkong & Shanghai Hotels Ltd. (The)(a)	Hotels, Restaurants & Leisure - 1.3%	1,265,031
629,340	HSBC Holdings PLC(a)	Banks - 4.9%	4,709,179
187,000	Jardine Strategic Holdings Ltd.(a)	Industrial Conglomerates - 6.3%	6,129,747
1,749,000	Kerry Logistics Network Ltd.(a)	Air Freight & Logistics - 2.5%	2,409,580
959,058	MTR Corp. Ltd.(a)	Road & Rail - 5.5%	5,299,777
8,410,000	Pacific Basin Shipping Ltd.(a)(c)	Marine - 1.1%	1,100,946
615,600	Samsonite International SA(a)	Textiles, Apparel & Luxury Goods - 2.0%	1,972,936
1,370,000	Shangri-La Asia Ltd.(a)	Hotels, Restaurants & Leisure - 1.6%	1,505,788
228,000	Swire Pacific Ltd., Class A(a)	Real Estate Management & Development - 2.6%	2,469,295

See Notes to Portfolio of Investments.

Aberdeen Greater China Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of September 30, 2016

Shares	Description	Industry	Value (US$)
LONG-TERM INVESTMENTS (continued)
COMMON STOCKS (continued)
CHINA (continued)
400,000	Swire Pacific Ltd., Class B(a)	Real Estate Management & Development - 0.8%	$783,163
1,106,400	Swire Properties Ltd.(a)	Real Estate Management & Development - 3.4%	3,254,107
960,000	Texwinca Holdings Ltd.(a)	Textiles, Apparel & Luxury Goods - 0.7%	663,943

			54,225,077

TAIWAN - 11.8%
133,000	Taiwan FamilyMart Co. Ltd.(a)	Food & Staples Retailing - 1.0%	944,500
970,000	Taiwan Mobile Co. Ltd.(a)	Wireless Telecommunication Services - 3.6%	3,487,645
1,192,000	Taiwan Semiconductor Manufacturing Co. Ltd.(a)	Semiconductors & Semiconductor Equipment - 7.2%	7,006,744

			11,438,889

Total Common Stocks			92,775,849

Total Long-Term Investments - 95.8% (cost $100,379,127)			92,775,849

Shares	Description		Value (US$)
SHORT-TERM INVESTMENT - 0.8%
UNITED STATES - 0.8%
760,026	State Street Institutional U.S. Government Money Market Fund(d)		760,026

Total Short-Term Investment - 0.8% (cost $760,026)			760,026

Total Investments - 96.6% (cost $101,139,153)(e)			93,535,875

Other Assets in Excess of Liabilities - 3.4%			3,298,278

Net Assets - 100.0%			$96,834,153

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through a qualified foreign institutional investor license.

(c)	Non-income producing security.

(d)	Registered investment company advised by State Street Global Advisors.

(e)	See accompanying Notes to Portfolio of Investments for tax unrealized appreciation/depreciation of securities.

PLC	Public Limited Company

See Notes to Portfolio of Investments.

Aberdeen Greater China Fund, Inc.

Notes to Portfolio of Investments (unaudited)

September 30, 2016

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Fund’s Board of Directors (the “Board”). These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The State Street Institutional U.S. Government Money Market Fund has an objective to maintain a $1.00 NAV, which is not guaranteed. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which they trade closed before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved and established by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the

Aberdeen Greater China Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

September 30, 2016

circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Equities
China	$1,135,125	$25,976,758	$—	$27,111,883
Hong Kong	1,011,178	53,213,899	—	54,225,077
Taiwan	—	11,438,889	—	11,438,889
Short-Term Investments	760,026	—	—	760,026
Total	$2,906,329	$90,629,546	$—	$93,535,875

Amounts listed as “—” are $0 or round to $0.

The Fund held no Level 3 securities at September 30, 2016.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended September 30, 2016, securities issued by Convenience Retail Asia Ltd. and Hongkong & Shanghai Hotels Ltd. (The), in the amounts of $1,040,298 and $1,265,031, respectively, transferred from Level 1 to Level 2 because there was a valuation factor applied at September 30, 2016. Also, a security issued by Asia Satellite Telecommunications Holdings Ltd. in the amount of $1,011,178 transferred from Level 2 to Level 1 because there was not a valuation factor applied at September 30, 2016.

For the period ended September 30, 2016, there were no significant changes to the fair valuation methodologies.

b.	Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized depreciation as of September 30, 2016 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Depreciation
$101,139,153	$12,854,072	$(20,457,350)	$(7,603,278)

Aberdeen Greater China Fund, Inc.

Item 2.	Controls and Procedures

a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Greater China Fund, Inc.

BY:	/s/ Alan Goodson
Alan Goodson, Principal Executive Officer of Aberdeen Greater China Fund, Inc.

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Alan Goodson
Alan Goodson, Principal Executive Officer of Aberdeen Greater China Fund, Inc.

Date: November 29, 2016

BY:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of Aberdeen Greater China Fund, Inc.

Date: November 29, 2016